Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 83,047	¥ 121,725
Additions	14,267	22,813
Amortizations	(32,360)	(59,957)
Impairments	(4,158)	(1,534)
Ending balances (current and non-current)	60,796	83,047
Deferred costs, current	4,139	14,274	$ 567
Deferred costs, non-current	¥ 56,657	¥ 68,773	$ 7,762